UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23175

MATRIX ADVISORS FUNDS TRUST
(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590, White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz

10 Bank Street, Suite 590

White Plains, NY 10606
(Name and address of agent for service)

1(800) 366-6223

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Matrix Advisors Dividend Fund
MADFX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Matrix Advisors Dividend Fund (the “Fund”) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/. You can also request this information by contacting us at  1-800-366-6223.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Dividend Fund	$98	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the year ended 6/30/2026 was +17.76%, compared to the S&P 500 Total Return Index (the “S&P 500”) at +22.32% and the Russell 1000 Value Total Return Index (the “Russell 1000 Value”) at +27.12% during the same time period. The market’s performance was driven by AI infrastructure, electrification, and robust capital spending. Market leadership broadened somewhat beyond the Magnificent 7, but the dominant winners remained semiconductor, cloud, data-center, power, and industrials, especially those benefiting from the AI revolution. Many of the best performing companies pay no/small dividends, disqualifying them for inclusion in the  Fund’s portfolio. Financials, health care, real estate, and traditional defensive sectors lagged materially. The companies in the Fund’s portfolio again exhibited strong operating and financial performance, supporting the portfolio’s strong absolute investment performance. All 25 companies in the portfolio on 6/30/26 increased their dividends over the prior 12 months, with an average increase of +6.8%. The high dividend yield for the portfolio (2.66% at 6/30/26) was well above the S&P 500 dividend yield of 1.08% and 1.69% for the Russell 1000 Value. Along with the steep valuation discount (using 2026 estimated P/E) of 16.5x vs. 21.8x for the S&P 500, the Fund was protective during periods of overall market weakness, while still participating in market gains.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Matrix Advisors Dividend Fund	PAGE 1	TSR-AR-57681H108

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/13/2016)
Matrix Advisors Dividend Fund	17.76	10.65	10.86
S&P 500 Total Return Index	22.32	13.41	15.74
Russell 1000 Value Total Return Index	27.12	11.17	11.67
Visit https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$64,467,116
Number of Holdings	26
Net Advisory Fee	$245,841
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors*	(% of Net Assets)
Manufacturing	40.6%
Finance and Insurance	26.4%
Information	10.0%
Utilities	8.9%
Retail Trade	8.2%
Accommodation and Food Services	5.4%
Cash & Other	0.5%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	5.5%
QUALCOMM, Inc.	5.5%
The PNC Financial Services Group, Inc.	5.2%
US Bancorp	5.0%
The Home Depot, Inc.	5.0%
Morgan Stanley	4.9%
Amgen, Inc.	4.9%
Texas Instruments, Inc.	4.7%
Starbucks Corp.	4.7%
Medtronic PLC	4.7%
*	Fund portfolio holdings are classified in this report according to primary business activity using the North American Industry Classification System (NAICS). However, the Fund’s investment adviser uses alternative industry classification systems for managing investment positions in the Fund’s portfolio.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact  Matrix Asset Advisors, Inc., the Fund’s investment advisor, at 1-800-366-6223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Matrix Asset Advisors, Inc. or your financial intermediary.
Matrix Advisors Dividend Fund	PAGE 2	TSR-AR-57681H108

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Messrs. Kieszek, Shintani and Tucker are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$12,600	$12,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$2,200	$2,125
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP, the registrant’s principal accountant, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, none of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	$2,200	$2,125
Registrant’s Investment Adviser	0	0

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Report.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Matrix Advisors Dividend Fund
Annual Financial Statements
June 30, 2026

Matrix Advisors Dividend Fund
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.5%
Accommodation and Food Services - 0.7%
McDonald’s Corp.	1,600	$432,496
Bank (Money Center) - 4.2%
JPMorgan Chase & Co.	8,300	2,716,839
Bank (Processing) - 3.2%
The Bank of New York Mellon Corp.	14,100	2,039,001
Bank (Regional) - 9.1%
M&T Bank Corp.	10,600	2,522,906
The PNC Financial Services Group, Inc.	13,700	3,373,214
		5,896,120
Bank (Super Regional) - 5.0%
US Bancorp	53,100	3,207,240
Biotechnology - 4.8%
Amgen, Inc.	8,650	3,132,338
Building Material and Supplies Dealers - 5.0%
The Home Depot, Inc.	9,075	3,200,571
Cable TV - 0.9%
Comcast Corp. - Class A	23,400	574,470
Computer Software and Services - 5.5%
Microsoft Corp.	9,450	3,525,039
Electric Utility - 4.3%
American Electric Power Co., Inc.	20,350	2,784,084
Food Products - 3.3%
Tyson Foods, Inc. - Class A	37,600	2,152,600
Hotels, Restaurants & Leisure - 4.7%
Starbucks Corp.	29,700	3,035,043
Information - 3.6%
Automatic Data Processing, Inc.	10,300	2,306,685
Manufacturing - 17.6%
Abbott Laboratories	9,600	871,104
Constellation Brands, Inc. - Class A	12,000	1,669,080
Lockheed Martin Corp.	5,625	2,865,712
PepsiCo, Inc.	21,500	2,911,100
The Procter & Gamble Co.	20,490	3,004,654
		11,321,650

The accompanying notes are an integral part of these financial statements.

1

Matrix Advisors Dividend Fund
Schedule of Investments
June 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Medical - Biomedical - 4.7%
Medtronic PLC	38,700	$3,027,501
Retail Trade - 3.2%
Target Corp.	16,000	2,089,760
Securities Brokerage - 4.9%
Morgan Stanley	15,200	3,177,408
Semiconductor - 10.2%
QUALCOMM, Inc.	19,070	3,523,945
Texas Instruments, Inc.	10,250	3,055,218
		6,579,163
Utilities - 4.6%
NextEra Energy, Inc.	34,000	2,984,180
TOTAL COMMON STOCKS (Cost $45,841,428)		64,182,188
SHORT-TERM INVESTMENTS
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 3.57%(a)	230,045	230,045
TOTAL MONEY MARKET FUNDS (Cost $230,045)		230,045
TOTAL INVESTMENTS - 99.9% (Cost $46,071,473)		$64,412,233
Other Assets in Excess of Liabilities - 0.1%		54,883
TOTAL NET ASSETS - 100.0%		$64,467,116

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Fund portfolio holdings are classified in this report according to primary business activity using the North American Industry Classification System (NAICS). However, the Fund’s investment adviser uses alternative industry classification systems for managing investment positions in the Fund’s portfolio.
The accompanying notes are an integral part of these financial statements.

2

MATRIX ADVISORS DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS:
Investments, at value	$ 64,412,233
Dividends receivable	67,425
Receivable for fund shares sold	42,816
Dividend tax reclaims receivable	6,966
Prepaid expenses and other assets	10,975
Total assets	64,540,415
LIABILITIES:
Payable to Adviser	23,701
Payable for audit fees	14,314
Payable for fund administration and accounting fees	10,438
Payable for printing and mailing	9,961
Payable for transfer agent fees and expenses	6,589
Payable for miscellaneous expenses	4,995
Payable for expenses and other liabilities	3,301
Total liabilities	73,299
NET ASSETS	$64,467,116
Net Assets Consist of:
Paid-in capital	$ 43,707,269
Total distributable earnings	20,759,847
Total net assets	$64,467,116
Net assets	$64,467,116
Shares issued and outstanding (unlimited shares authorized without par value)	1,698,517
Net asset value per share	$37.95
Cost:
Investments, at cost	$ 46,071,473

The accompanying notes are an integral part of these financial statements.

3

MATRIX ADVISORS DIVIDEND FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividend income	$ 1,681,806
Less: dividend withholding taxes	(9,463)
Total investment income	1,672,343
EXPENSES:
Investment advisory fee	351,946
Fund administration and accounting fees	111,786
Transfer agent fees	37,225
Federal and state registration fees	33,611
Legal fees	29,930
Custodian fees	14,937
Audit fees	14,689
Reports to shareholders	12,967
Trustees’ fees	12,045
Other expenses and fees	14,890
Total expenses	634,026
Fee waiver from Adviser	(106,105)
Net expenses	527,921
Net investment income	1,144,422
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,424,287
Net realized gain (loss)	2,424,287
Net change in unrealized appreciation (depreciation) on:
Investments	5,998,811
Net change in unrealized appreciation (depreciation)	5,998,811
Net realized and unrealized gain (loss)	8,423,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,567,520

The accompanying notes are an integral part of these financial statements.

4

MATRIX ADVISORS DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$1,144,422	$1,037,989
Net realized gain (loss)	2,424,287	3,762,282
Net change in unrealized appreciation (depreciation)	5,998,811	3,538,205
Net increase (decrease) in net assets from operations	9,567,520	8,338,476
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,479,828)	(1,055,251)
Total distributions to shareholders	(4,479,828)	(1,055,251)
CAPITAL TRANSACTIONS:
Shares sold	5,542,933	4,318,907
Shares issued from reinvestment of distributions	4,343,811	1,031,378
Shares redeemed	(3,818,552)	(4,166,018)
Net increase (decrease) in net assets from capital transactions	6,068,192	1,184,267
NET INCREASE (DECREASE) IN NET ASSETS	11,155,884	8,467,492
NET ASSETS:
Beginning of the year	53,311,232	44,843,740
End of the year	$ 64,467,116	$53,311,232
SHARES TRANSACTIONS
Shares sold	152,849	129,672
Shares issued from reinvestment of distributions	122,652	30,810
Shares redeemed	(104,846)	(124,942)
Total increase (decrease) in shares outstanding	170,655	35,540

The accompanying notes are an integral part of these financial statements.

5

Matrix Advisors Dividend Fund
Financial Highlights

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$34.89	$30.05	$26.61	$27.97	$28.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.71	0.69	0.66	0.63	0.60
Net realized and unrealized gain (loss) on investments(b)	5.24	4.85	3.42	0.26	(0.64)
Total from investment operations	5.95	5.54	4.08	0.89	(0.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(0.69)	(0.64)	(0.61)	(0.59)
Net realized gains	(2.19)	(0.01)	—	(1.64)	(0.20)
Total distributions	(2.89)	(0.70)	(0.64)	(2.25)	(0.79)
Net asset value, end of year	$37.95	$34.89	$30.05	$26.61	$27.97
Total return	17.76%	18.55%	15.46%	3.17%	−0.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$64,467	$53,311	$44,844	$36,602	$28,894
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.08%	0.99%	1.16%	1.23%	1.23%
After expense waiver/recoupment	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	1.95%	2.08%	2.35%	2.29%	2.02%
Portfolio turnover rate	33%	27%	25%	31%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

6

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026
NOTE 1 – ORGANIZATION
The Matrix Advisors Dividend Fund (the “Fund”) is a series of Matrix Advisors Funds Trust (the “Trust”), which was organized on July 20, 2016 as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust is a diversified, open-end management investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on October 13, 2016. The Fund’s investment objective is to seek current income and capital appreciation.
In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by David A. Katz of Matrix Asset Advisors, Inc. (the “Advisor” or “Matrix”), who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights. Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund consistently follows the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Securities traded on a national securities exchange, except those listed on the NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading (generally 4:00 p.m., Eastern time). Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency. Foreign currency exchange rates generally are valued at the last sale price at the close on an exchange on which the security is primarily traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Advisor, the Fund’s investment advisor and valuation designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust under Rule 2a-5 of the 1940 Act. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its net asset value (“NAV”) per share may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective NAVs as determined by those funds for purchase and/or redemption orders placed on that day, in accordance with the 1940 Act.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

7

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
B.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

C.
Federal Income Taxes. The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable income and any capital gains less any applicable capital loss carryforwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2023 – 2025) or expected to be taken in the Fund’s 2026 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and New York City. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
D.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

E.
Security Transactions, Investment Income, and Distributions. Security transactions are accounted for on the trade date. The Fund expects to make distributions of net investment income, if any, quarterly, and distributions of net capital gains, if any, at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

F.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

G.
Recently Issued Accounting Pronouncements. The Fund has adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined not to be significant.

H.
Subsequent Events. The Fund has evaluated subsequent events through the issuance of the Fund’s financial statements and has determined that no events have occurred that require disclosure in these financial statements.

NOTE 3 – AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor has overall responsibility for the general management and investment of the Fund’s portfolio, subject to the supervision of the Board. The Fund compensates the Advisor for its services at the annual rate of 0.60% of its average daily net assets, payable on a monthly basis in arrears. For the year ended June 30, 2026 the Fund accrued $351,946 in advisory fees.

8

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
The Fund is responsible for its own operating expenses. Pursuant to an operating expenses limitation agreement between the Advisor and the Fund, the Advisor has contractually agreed to waive its fees or reimburse Fund expenses until at least October 31, 2026, to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, distribution and/or service (12b-1) fees, leverage and tax expenses, dividend and interest expenses on short positions, brokerage commissions and extraordinary expenses) will not exceed 0.90% of the Fund’s average daily net assets (the “Expense Limit”). The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and/or expense payment or (ii) the Expense Limit in place at the time of recoupment. Any such reimbursement will be reviewed by the Board. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of fees waived or expenses reimbursed. This arrangement can be terminated only by, or with the consent of, the Board upon 60 days’ written notice to the Advisor.
For the year ended June 30, 2026, the Advisor waived advisory fees and reimbursed expenses totaling $106,105 in the aggregate. At June 30, 2026, the cumulative amount available for reimbursement that has been paid and/or waived is $257,702. Currently, the Advisor has agreed not to seek reimbursement of such fee reductions and/or expense payments. The Advisor may recapture a portion of this amount no later than the dates stated below:

June 30,
2027	2028	2029
$104,754	$46,843	$106,105

The Fund’s Chief Compliance Officer (“CCO”) receives no compensation from the Fund; however, U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”) was paid $8,000 during the year ended June 30, 2026, for CCO support services.
NOTE 4 – INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of securities, other than short-term obligations and U.S. Government securities, for the year ended June 30, 2026, are as follows:

	Purchases	Sales
Common Stock	$24,089,424	$18,962,870

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2026, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$46,112,983
Gross tax unrealized appreciation	19,325,745
Gross tax unrealized depreciation	(1,026,495)
Net tax unrealized appreciation on investments	18,299,250
Undistributed ordinary income	48,065
Undistributed long-term capital gains	2,412,532
Total Distributable Earnings	2,460,597
Other accumulated gains (losses)	—
Total Accumulated Earnings/Losses	$20,759,847

The difference between book and tax unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments.

9

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
U.S. GAAP required that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2026, the Fund had no permanent differences that were reclassified between paid-in capital and distributable earnings.
As of June 30, 2026, the Fund had no short term loss carryover and no long term loss carryover, which would not expire. These losses may offset future capital gains for federal income tax purposes. The Fund had no post-October losses, which are deferred until fiscal year 2027 for tax purposes. Capital losses incurred after October 31 (“post-October losses”) within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.
As of June 30, 2026, the Fund had no qualified late-year ordinary losses, which are deferred until fiscal year 2027 for tax purposes. Net late-year losses incurred after December 31 within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.
The tax character of distributions paid during the year ended June 30, 2026 and year ended June 30, 2025, were as follows:

	June 30, 2026	June 30, 2025
Distributions Paid From:
Ordinary Income*	$1,567,928	$1,055,251
Long-Term Capital Gain	$2,911,900	$—
	$4,479,828	$1,055,251

*	For tax purposes, short-term capital gains are considered ordinary income.
The Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
NOTE 6 – FAIR VALUE
The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

10

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$64,182,188	$ —	$ —	$64,182,188
Total Equity	$64,182,188	$—	$—	$64,182,188
Short-Term Investments	$230,045	$—	$—	$230,045
Total Investments in Securities	$64,412,233	$—	$—	$64,412,233

*	Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.
NOTE 7 – SUBSEQUENT EVENTS
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

11

MATRIX ADVISORS DIVIDEND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors
and the Shareholders of Matrix Advisors Dividend Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Matrix Advisors Dividend Fund, (the “Fund”), a series of Matrix Advisors Funds Trust, including the schedule of investments, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2016.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 25, 2026

12

MATRIX ADVISORS DIVIDEND FUND
ADDITIONAL INFORMATION (Unaudited)
PROXY VOTING INFORMATION
The Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures and how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, free of charge, upon request, by calling toll-free 1-800-366-6223. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Fund files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended September 30 and March 31) as an exhibit to its reports on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter. The Fund’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at www.sec.gov. This information is also available, without charge, upon request, by calling toll-free 1-800-366-6223.
TAX NOTICE
The percentage of dividend income distributed for the year ended June 30, 2026, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, is 99.13%.
For the year ended June 30, 2026, the percentage of ordinary income distributions that qualify for the dividend received deduction available to corporate shareholders is 96.73%.
For the year ended June 30, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 28.35%.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this Report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statement of Operations within Item 7(a) of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable (to be included in registrant’s Form N-CSR for the fiscal period ending December 31, 2026).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matrix Advisors Funds Trust

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	9/4/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	9/4/26

* Print the name and title of each signing officer under his or her signature.